RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 2,464	$ 3,626
Crown's subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	1,935	930
Melco's subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	0	1,933
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	231	343
SJM [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	98	215
Sky Shuttle [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	87	130
STDM Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	87	75
Lisboa [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 26	$ 0